Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories

	As of December 31,
	2020	2019
	US$’000	US$’000
Raw materials and supplies	23,490	18,578
Work in progress	17,992	18,593
Finished goods	54,889	48,016
Total inventories at the lower of cost and net realizable value	96,371	85,187